Trade receivables, Net (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year	₪ 954	$ 299	₪ 1,378
Changes in allowance for doubtful debts	(586)	(184)	(424)
Balance at end of the year	₪ 368	$ 115	₪ 954